Leases (Tables)	6 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of company’s operating lease
Operating cash flows used for operating lease	$213
Operating lease liability arising from obtaining ROU asset(1)	$665
Weighted average remaining lease term	1.8 years
Weighted average discount rate	15%

(1)      Amount includes $516 related to the adoption of ASC 842 for existing operating leases on July 1, 2022, and $308 related to the Company entering into a new non-cancelable operating lease agreement during the six months ending December 31, 2022.

Schedule of company’s non-cancelable operating leases
As of December 31, 2022
Remainder of 2023	$218
2024	404
2025	143
Gross lease payments	765
Less: imputed interest	(100)
Present value of net future minimum lease payments	$665

Schedule of aggregate future minimum lease payments
As of June 30, 2022
2023	$273
2024	218
2025	127
Total	$618